ASSET RETIREMENT OBLIGATIONS (Details) - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019		Dec. 31, 2018
Asset Retirement Obligation [Abstract]
Asset retirement obligation, beginning	$ 2,099	[1]	$ 2,571	[2]	$ 2,571	[2]
Accretion expense	146				289
Obligations incurred for acquisition					54
Liabilities settled	(42)				(120)
Changes in estimates	230		$ 129		695		$ 133
Asset retirement obligation, ending	$ 1,973				$ 2,099	[1]	$ 2,571	[2]

[1]	Includes $225,000 of current asset retirement obligations at December 31, 2019. There were no obligations due within the 12 months from June 30, 2020.
[2]	Includes $119,000 of current asset retirement obligations at December 31, 2018.